T. ROWE PRICE Retirement Balanced Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 58.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  452,680 14,295 16,726 95,452,162 447,671
New Income Fund  362,527 16,118 14,013 46,141,748 358,983
International Bond Fund (USD
Hedged)  138,647 4,387 5,757 16,199,394 136,723
Dynamic Global Bond Fund  84,219 1,679 3,309 10,878,742 82,243
Emerging Markets Bond Fund  80,175 2,403 3,068 8,037,861 78,691
High Yield Fund  60,642 1,740 2,276 10,111,929 59,660
U.S. Treasury Long-Term Index
Fund  51,933 2,288 2,344 7,436,679 50,495
Dynamic Credit Fund  34,036 2,011 1,342 4,063,557 34,296
Floating Rate Fund  19,904 442 731 2,150,854 19,573
Total Bond Funds (Cost $1,352,374) 1,268,335
EQUITY FUNDS 41.1%
T. Rowe Price Funds:
Value Fund  136,407 1,559 5,239 2,456,330 143,499
Growth Stock Fund  142,558 4,703 4,985 1,205,534 136,925
Hedged Equity Fund  88,895 353 2,374 6,111,104 86,961
U.S. Large-Cap Core Fund  75,940 1,314 2,389 1,581,217 78,191
Equity Index 500 Fund  73,300 478 3,679 352,949 70,505
International Value Equity Fund  67,207 248 2,910 2,315,768 64,054
Overseas Stock Fund  61,616 237 1,534 3,288,334 60,900
Real Assets Fund  56,508 220 1,409 2,719,914 56,710
International Stock Fund  54,126 201 2,991 2,200,792 52,203
Emerging Markets Discovery Stock
Fund  27,868 100 914 1,169,723 25,757
Emerging Markets Stock Fund  26,405 100 586 452,599 25,314
Mid-Cap Value Fund  25,752 90 2,022 615,357 23,771
Mid-Cap Growth Fund  24,527 90 1,044 230,540 23,764
New Horizons Fund (2) 16,009 55 711 248,054 15,000
Small-Cap Stock Fund  14,952 55 423 225,994 14,848
Small-Cap Value Fund  15,588 55 1,243 229,434 14,080
Total Equity Funds (Cost $477,962) 892,482
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 2,683 2,459 2,307 224
Total Other Mutual Funds (Cost $224) 224

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds  0.5%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 28,746 6,148 23,220 11,674,417 11,674
Total Short-Term Investments (Cost $11,674) 11,674
Total Investments in Securities 100.0%
(Cost $1,842,234) $ 2,172,715
Other Assets Less Liabilities (0.0)% (886)
Net Assets 100.0% $ 2,171,829
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (30) $ (409) $ 664
Dynamic Global Bond Fund  (313) (346) 1,344
Emerging Markets Bond Fund  (143) (819) 1,325
Emerging Markets Discovery Stock Fund  421 (1,297) —
Emerging Markets Stock Fund  299 (605) —
Equity Index 500 Fund  560 406 198
Floating Rate Fund  (23) (42) 362
Growth Stock Fund  70 (5,351) —
Hedged Equity Fund  766 87 —
High Yield Fund  (60) (446) 1,092
International Bond Fund (USD Hedged)  (277) (554) 914
International Stock Fund  1,143 867 —
International Value Equity Fund  3,602 (491) —
Limited Duration Inflation Focused Bond Fund  (314) (2,578) 1,883
Mid-Cap Growth Fund  310 191 —
Mid-Cap Value Fund  1,158 (49) —
New Horizons Fund  28 (353) —
New Income Fund  (788) (5,649) 4,435
Overseas Stock Fund  1,778 581 —
Real Assets Fund  554 1,391 —
Small-Cap Stock Fund  67 264 —
Small-Cap Value Fund  693 (320) —
Transition Fund  (18) — 7
U.S. Large-Cap Core Fund  407 3,326 —
U.S. Treasury Long-Term Index Fund  (399) (1,382) 570
Value Fund  1,242 10,772 —
U.S. Treasury Money Fund, 3.74% — — 212
Totals $ 10,733# $ (2,806) $ 13,006+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1 of the net realized gain (loss).
+ Investment income comprised $13,006 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Balanced
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F145-054Q1 08/26